SHARE-BASED COMPENSATION - Share-based payment liabilities (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
SHARE-BASED COMPENSATION
Share-based payment liabilities at the beginning of the year	₽ 636	₽ 78
New awards granted	512
Remeasurement during the year	1,927	558
Cash payments to employees	(2,169)
Conversion from cash-settled to equity-settled share-based payments	(948)
Foreign currency exchange loss	₽ 42
Share-based payment liabilities at the end of the year		₽ 636